SHAREHOLDERS’ EQUITY (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended				3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 06, 2022 USD ($) shares	Feb. 13, 2022 ₪ / shares shares	Feb. 11, 2022 USD ($)	Apr. 09, 2021 USD ($) $ / shares shares	Jan. 14, 2021 USD ($)	Feb. 28, 2022 shares	Sep. 30, 2014 shares	Apr. 30, 2011 shares	Feb. 28, 2000 ₪ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares		Jun. 30, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Feb. 11, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares shares	Apr. 30, 2021 $ / shares shares	Jan. 14, 2021 ₪ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized												200,000,000			200,000,000			150,000,000
Ordinary shares, par value | ₪ / shares															₪ 0.01	₪ 0.01		₪ 0.01
Ordinary shares issued, value | $										$ 1	$ 1
Gross proceeds from sale of ordinary shares | $													$ 1,598
Number of redeemable shares						615,366
Intrinsic value of stock options exercised | $												$ 90	$ 0
Weighted average grant date fair value of options granted, price per share | $ / shares												$ 1.49	$ 1.90
Number of units vested													28,333
2014 Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved							928,000
Share based compensation, shares description							Any option which was granted under the 2014 Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire
Share based compensation, shares unallocated pool reserved							28,000
2022 Inducement Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | ₪ / shares		₪ 0.01
Number of shares reversed		2,000,000
Exercisable terms, description		The term of each option granted under this plan will be determined by the board of directors, but no option shall be exercisable more than 10 years from the date of its grant
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares									₪ 0.01
Number of shares reserved								766,958	1,423,606
Share based compensation, shares description								Any option which was granted under the New Plan and was not exercised within twenty years from the date when it becomes exercisable, will expire	Each option provides the holder the right to exercise such option and acquire one Ordinary Share per option. Any option granted under the Plan that is not exercised within ten years from the date upon which it becomes exercisable, will expire
Share based compensation, shares unallocated pool reserved								159,458
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized Compensation | $												$ 1,500
Weighted average amortization period												1 year 9 months 18 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares exercise price | ₪ / shares															₪ 0.01
Unrecognized Compensation | $												$ 153,287
Weighted average amortization period												3 months
Number of units vested											750,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, shares authorized															200,000,000
Ordinary shares, par value | ₪ / shares															₪ 0.01
Ordinary shares issued, value | $										$ 1	$ 1			[1]
Ordinary shares issued, shares										750,000	750,000		28,334
Share Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | ₪ / shares																				₪ 0.01
Ordinary shares issued, value | $					$ 20,000
Ordinary shares issued, shares	1,400,000
Gross proceeds from sale of ordinary shares | $	$ 3,000
Underwriting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gross proceeds from sale of ordinary shares | $				$ 26,400
Underwriting Agreement [Member] | Prefunded Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares exercise price | $ / shares				$ 1.89
Warrants to purchase of ordinary shares				8,050,000
Warrants price per share | $ / shares				$ 0.01															$ 1.89
Warrants to purchase shares															0				8,050,000
Underwriting Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares, par value | $ / shares																			$ 0.01
Number of shares sold				6,901,790
Underwriting Agreement [Member] | Common Stock [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares				1,751,525
Underwriting Agreement [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Ordinary shares issued, shares				5,150,265
Ordinary shares exercise price | $ / shares				$ 1.90
Open Market Sale Agreement [Member] | Jefferies LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | ₪ / shares																	₪ 0.01
Aggregate offering cost | $			$ 50,000

[1]	Amount less than $1 thousand